Other Long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other long-term investments
Impairment charges for investments without readily determinable fair value	$ 1,034	$ 10,805	$ 4,038